Revenue - Schedule of Revenue Recognized in Consolidated Statements of Profit or Loss (Detail) - EUR (€) € in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022
Revenue from external customers
Commercial sale of products	€ 35,895	€ 4,435	€ 67,446	€ 6,323
Rendering of services	10,909	612	12,079	983
Sale of clinical supply	0	470	254	4,407
"Right-to-use" licenses	589	643	1,203	1,275
Total revenue	47,393	6,160	80,982	12,988
Revenue from external customers (geographical)
Total revenue	47,393	6,160	80,982	12,988
Goods or services transferred over time [member]
Revenue from external customers
Total revenue	10,909	612	12,079	983
Revenue from external customers (geographical)
Total revenue	10,909	612	12,079	983
Goods or services transferred at point in time [member]
Revenue from external customers
Total revenue	36,484	5,548	68,903	12,005
Revenue from external customers (geographical)
Total revenue	36,484	5,548	68,903	12,005
Commercial customers [Member]
Revenue from external customers
Total revenue	35,895	4,435	67,446	6,323
Revenue from external customers (geographical)
Total revenue	35,895	4,435	67,446	6,323
Collaboration partners and license agreements [Member]
Revenue from external customers
Total revenue	11,498	1,725	13,536	6,665
Revenue from external customers (geographical)
Total revenue	11,498	1,725	13,536	6,665
Europe [Member]
Revenue from external customers
Total revenue	0	140	0	275
Revenue from external customers (geographical)
Total revenue	0	140	0	275
North America [member]
Revenue from external customers
Total revenue	(46,758)	5,078	79,828	11,535
Revenue from external customers (geographical)
Total revenue	(46,758)	5,078	79,828	11,535
China [member]
Revenue from external customers
Total revenue	635	942	1,154	1,178
Revenue from external customers (geographical)
Total revenue	€ 635	€ 942	€ 1,154	€ 1,178